UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	February 28, 2015

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the year ended February 28, 2015

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-673-0550.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Shareholder Services at 1-800-673-0550. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment advisor to the Funds. The advisor waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s total expenses. Had the investment advisor not waived or reimbursed expenses of this Fund, this Fund’s performance would have been lower.

This Annual Report was first distributed to shareholders on or about May 7, 2015.

For more information on your DGHM All-Cap Value Fund or your DGHM V2000 SmallCap Value Fund:

See our website at www.dghm.com or call our Shareholder Services Group toll-free at 1-800-673-0550.

Dear Shareholder of the DGHM All-Cap Value Fund:

For the fiscal year ended February 28, 2015, we are pleased to report that the DGHM All-Cap Value Fund’s Investor Class shares returned 9.64%; the Fund’s Class C shares returned 8.91%; The Fund’s Institutional Class Shares returned 10.00%. These returns are based on performance after fees and expenses. The Fund’s benchmark index (Russell 3000 Value) returned 12.70% during this time period.

Sectors that had a positive impact on performance were Transportation, Insurance, and Media. Transportation was led by Delta (+35%), which is a major airline. Insurance was led by Allstate (+32%), which is a provider of auto and homeowners insurance. Media was led by Time Warner (+27%) which is a media and entertainment company. We continue to hold all three stocks and believe that they all continue to have positive outlooks.

Sectors that had a negative impact on performance were Diversified Financial Services, Energy, and Technology. The Diversified Financial Services sector was negatively impacted by Regions Financial (-8%), which is a Memphis based commercial bank. The Energy sector was negatively impacted by the material decline in the price of oil. The Technology sector was negatively impacted by several large technology stocks that are in the benchmark that we did not own. We continue to hold Regions Financial in the portfolio.

Given the events of the past several years in the economy and the stock market, I would like to remind all of our shareholders of the investment strategy that guides our stock picking:

•	We invest with a multi-year investment horizon rather than focusing on the month or quarter end.

•	We do not attempt to make macroeconomic calls. (i.e., predict economic growth, interest rates, currency levels, commodity prices etc.)

•	We do not predict the direction of the stock market.

•	We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount to our assessment of their potential value.

•	We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies to identify which stocks we may purchase.

•	We also consider the following factors in deciding which companies may offer an attractive risk/reward trade-off:
•	Quality of the business franchise
•	Competitive advantage
•	Economic or market conditions
•	Deployment of capital
•	Reputation, experience, and competence of the company’s management

We believe that stocks purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes a particular stock’s potential value.

•	Generally, stocks are sold when the characteristics and factors used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

We appreciate the opportunity to serve as your Fund’s Investment Advisor.

Yours truly,

Jeffrey C. Baker
Executive Vice President
Dalton, Greiner, Hartman, Maher & Co., LLC

Dear Shareholder of DGHM V2000 SmallCap Value Fund:

The DGHM V2000 SmallCap Fund Investor Class shares increased 4.14% and the Institutional Class shares increased 4.75% for the fiscal year ending February 28, 2015. The fund’s benchmark, the Russell 2000 Value, increased 3.96% during the same time period.

Gross of fees, the fund outperformed the benchmark due to good stock selection in several sectors. The best performing sectors were Transportation, Healthcare and Diversified Real Estate Investments partially offset by underperformance in Technology, Consumer Services and Consumer Staples. The top contributors to relative performance were Old Dominion Freight (+47%), Glimcher Realty Trust (+45%) and Molina Healthcare (+69%). LTL (Less-than-Truckload) operator Old Dominion Freight, benefited from robust trucking industry fundamentals. Mall REIT Glimcher Realty (+51%) was acquired by Washington Prime. Molina Healthcare, primarily a Medicaid managed care company, reported strong revenue growth driven by better than expected enrollment in public exchanges. The greatest detractors from relative performance were Acxiom Corporation (-51%), Rex Energy (-58%) and Bill Barrett Corporation (-69%). Acxiom Corp. (-51%), a company focused on database marketing and business intelligence, experienced deteriorating fundamentals and lowered earnings guidance. Bill Barrett (-69%) and Rex Energy Corp. (-59%), two E&P (exploration and production) energy holdings, declined sharply mainly due to declining oil and gas prices.

At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our ten sector specialists produced a portfolio with most characteristics superior to the benchmark.

Portfolio Characteristics as of February 28, 2015

Valuation	DGHM V2000	Russell 2000 Value
EV/EBITDA(1)	9.7x	10.9x
Free Cash Flow Yield	4.8%	3.4%
Last 12 Months P/E	19.3x	22.3x
Dividend Yield	1.5%	1.4%
Profitability
EBITDA ROA (excludes cash)	15.7%	11.5%
5YR Avg EBITDA ROA (excludes cash)	15.4%	12.2%
EBITDA Margins	12.2%	12.8%
Last 12 Months ROE	8.9%	7.4%

Balance Sheet
Net Debt / Total Capital	25.3%	26.1%
EBITDA / Interest Expense	17.5X	8.3x

(1) EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.
Sincerely,

Peter Gulli, CFA

	Investor Shares

		Average Annual Return

	Total Return
	One Year Ended	Five years ended	Since Inception
	2/28/2015	2/28/2015	06/20/07 to 02/28/15

DGHM All-Cap Value Fund:	9.64%	12.77%	7.37%
Russell 3000 Value Index:	12.70%	15.39%	4.97%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Class C Shares

		Average Annual Return

	Total Return
	One Year Ended	Five Years Ended	Since Inception
	2/28/2015	2/28/2015	06/20/07 to 02/28/15

DGHMAll-Cap Value Fund:	8.91%	11.93%	6.60%
Russell 3000 Value Index:	12.70%	15.39%	4.97%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Class C Shares of the Fund assumes an initial investment of $10,000 at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2015	07/19/10 to 02/28/15

DGHM All-Cap Value Fund:	10.00%	14.55%
Russell 3000 Value Index:	12.70%	17.28%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 3000 Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at July 19, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.50%, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performace data quoted.

	Investor Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2015	06/30/10 to 02/28/15

DGHM V2000 SmallCap Value Fund:	4.14%	14.43%
Russell 2000 Value Index:	3.96%	15.82%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Investor Shares of the Fund assumes an initial investment of $10,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, excluding 12b-1 fees, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

	Institutional Shares

		Average Annual
	Total Return	Return
	One Year Ended	Since Inception
	2/28/2015	06/30/10 to 02/28/15

DGHM V2000 SmallCap Value Fund:	4.75%	14.92%
Russell 2000 Value Index:	3.96%	15.82%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The above returns for the Institutional Shares of the Fund assumes an initial investment of $100,000 at June 30, 2010 (Commencement of Operations). All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98%, for the period ending June 30, 2015. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015

Number of		% of Net
Shares	Security Description	Assets	Value

	COMMON STOCKS	98.50%

	COMPUTERS/SOFTWARE	5.24%
63,241	Activision Blizzard, Inc.		$1,474,780
16,913	SanDisk Corp.		1,351,856

			2,826,636

	DIVERSIFIED FINANCIAL SERVICES	16.50%
24,835	CIT Group Inc.		1,148,619
40,842	Invesco Limited		1,644,707
32,248	JPMorgan Chase & Co.		1,976,157
100,290	KeyCorp		1,397,040
132,985	Regions Financial Corp.		1,277,986
35,355	Suntrust Banks, Inc.		1,449,555

			8,894,064

	HEALTHCARE	9.93%
27,518	Abbott Laboratories		1,303,528
77,080	Pfizer Inc.		2,645,386
14,838	Stryker Corp.		1,405,900

			5,354,814

	INSURANCE	8.29%
12,197	ACE Limited		1,390,580
27,915	Lincoln National Corp.		1,609,021
20,798	The Allstate Corp.		1,468,339

			4,467,940

	INTEGRATED UTILITIES	14.68%
37,036	Halliburton Co.		1,590,326
25,311	PDC Energy Inc.*		1,308,072
41,798	Public Service Enterprise Group Inc.		1,758,024
51,780	Suncor Energy, Inc.		1,558,578
33,299	Wisconsin Energy Corp.		1,697,583

			7,912,583

	MEDIA	4.98%
15,281	The DIRECTV Group, Inc. Class A*		1,353,896
16,274	Time Warner Inc.		1,332,190

			2,686,086

	MISCELLANEOUS MANUFACTURING	17.92%
7,502	3M Company		1,265,212
23,355	Analog Devices, Inc.		1,367,202
16,756	Eastman Chemical Co.		1,247,652
24,054	General Mills, Inc.		1,293,865
41,980	Kapstone Paper and Packaging Corp.		1,446,631
20,917	Regal-Beloit Corp.		1,630,271
30,633	Zoetis Inc.		1,411,875

			9,662,708

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(continued)

Number of		% of Net
Shares	Security Description	Assets	Value

	OIL & GAS SERVICES	1.83%
15,743	Baker Hughes Inc.		$984,095

	PROFESSIONAL SERVICE	2.69%
18,049	Manpower Group, Inc.		1,452,222

	REAL ESTATE INVESTMENT TRUST	4.86%
14,308	Alexandria Real Estate Equities, Inc.		1,372,280
74,872	American Homes 4 Rent Class A		1,249,613

			2,621,893

	RETAIL	4.13%
15,200	Bed Bath & Beyond Inc.*		1,134,832
14,815	Kohl’s Corp.		1,093,347

			2,228,179

	TELECOMMUNICATIONS	2.35%
36,732	AT&T Inc.		1,269,458

	TRANSPORTATION	5.10%
27,894	Delta Air Lines, Inc.		1,241,841
24,426	Thor Industries, Inc.		1,506,107

			2,747,948

	TOTAL COMMON STOCKS	98.50%	53,108,626

	(Cost: $38,510,829 )

	SHORT TERM INVESTMENTS	2.04%
	Wells Fargo Advantage Treasury Plus
	Money Market Fund 0.1%**
1,097,879	(Cost: $1,097,879)		1,097,879

	TOTAL INVESTMENTS:
	(Cost: $39,608,708)	100.54%	54,206,505
	Liabilities, in excess of other assets	(0.54)%	(289,228)

	NET ASSETS	100.00%	$53,917,277

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s Statement of Assets and Liabilities).

**Effective 7 day yield as of February 28, 2015

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015

Number of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	95.50%

	BANKS	16.12%
13,896	Associated Banc-Corp.		$259,021
690	Capital Bank Financial Corp Class A*		18,319
9,180	Colony Financial Inc.		231,428
13,628	First Midwest Bancorp, Inc.		233,039
2,470	Fulton Financial Corp.		29,887
7,030	Hancock Holding Co.		205,768
21,152	National Penn Bancshares, Inc.		226,961
16,488	Old National Bancorp		232,316
12,558	Provident Financial Services		228,556
8,990	Sandy Spring Bancorp, Inc.		231,762
5,023	Webster Financial Corp.		173,444
5,210	WesBanco, Inc.		170,575

			2,241,076

	COMMERCIAL SERVICES	1.73%
7856	Korn/Ferry International*		240,394

	COMPUTERS/SOFTWARE/DATA	6.54%
11,229	AVG Technologies NV*		253,438
9,957	Pegasystems Inc.		197,049
7,633	PTC Inc.*		264,522
8,377	Sykes Enterprise, Inc.*		194,765

			909,774

	DIVERSIFIED REAL ESTATE INVESTMENTS	7.90%
10,134	BioMed Realty Trust, Inc.		225,380
13,448	Cousins Properties, Inc.		144,297
35,782	Hersha Hospitality Trust		240,097
8,076	Kite Realty Group		228,712
3,852	Sun Communities, Inc.		260,357

			1,098,843

	FINANCE	1.25%
3,186	Piper Jaffray Companies, Inc.*		174,434

	HEALTHCARE	6.60%
1,680	Analogic Corp.		145,589
2,217	ICON PLC ADR*		152,995
10,198	Merit Medical Systems, Inc.*		199,983
3,478	Molina Healthcare Inc. *		221,514
16,686	Syneron Medical Ltd.*		196,895

			916,976

DGHMV2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(continued)

Number of		% of
Shares	Security Description	Net Assets	Value

	INSURANCE	6.93%
5,319	American Equity Investment Life Holding Co.		$151,538
14,768	Crawford & Co. Class B*		134,241
5,041	First American Financial Corp.		176,586
19,413	Radian Group Inc.		306,920
6,757	United Fire Group Inc.		194,872

			964,157

	INVESTMENT SERVICES	3.41%
3,811	GAMCO Investors, Inc. Class A		287,731
6,986	Kennedy-Wilson Holdings Inc.		186,945

			474,676

	MEDIA	3.16%
43,112	Entravision Communications Class A		295,748
13,189	Gray Television, Inc.*		144,288

			440,036

	MISCELLANEOUS MANUFACTURING	18.40%
3,243	Clearwater Paper Corp.*		198,018
3,890	Cytec Industries Inc.		204,342
5,795	EMCOR Group, Inc.		255,154
6,292	L. B. Foster Co. Class A		308,434
12,340	Global Brass & Copper Holdings, Inc.		173,254
3,384	Greif Inc. Class A		148,896
2,481	Kaiser Aluminum Corp.		187,440
6,384	Mueller Industries, Inc.		222,227
4,929	NetScout Systems, Inc.*		198,737
5,425	A. Schulman, Inc.		230,997
11,250	Steelcase Inc.		210,600
8,149	Tower International Inc.*		220,593

			2,558,692

	OIL & GAS SERVICES	4.51%
9,460	Patterson-UTI Energy, Inc.		176,760
26,068	Precision Drilling Corp.		158,754
6,517	Vectren Corp.		290,984

			626,498

	PROFESSIONAL SERVICES	2.05%
12,410	TrueBlue, Inc.*		285,554

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015
(continued)

Number of		% of
Shares	Security Description	Net Assets	Value

	RETAIL	5.22%
4,227	The Cato Corp. Class A		$187,425
8,002	Chico’s FAS, Inc.		145,876
8,063	Kirkland’s Inc.*		191,658
4,248	Weis Markets, Inc.		200,378

			725,337

	TECHNOLOGY	1.10%
1,933	Anixter International Inc.*		152,494

	TRANSPORTATION	4.96%
2,866	Old Dominion Freight Line, Inc.*		223,892
7,940	Swift Transportation Co.*		224,543
3,920	Thor Industries, Inc.		241,707

			690,142

	UTILITIES	5.62%
8,138	Avista Corp.		277,506
4,074	PDC Energy, Inc.*		210,544
7,856	Portland General Electric Co.		292,950

			781,000

	TOTAL COMMON STOCKS	95.50%	13,280,083

	(Cost: $12,012,892)

	SHORT TERM INVESTMENTS	3.90%
	Wells Fargo Advantage Treasury Plus
542,700	Money Market Fund 0.1%**		542,700

	(Cost: $542,700)

	TOTAL INVESTMENTS:
	(Cost: $12,555,592)	99.40%	13,822,783
	Other assets, net of liabilities	0.60%	83,076

	NET ASSETS	100.00%	$13,905,859

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s Statement of Assets and Liabilities).

**Effective 7 day yield as of February 28, 2015

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015

		DGHM V2000
	DGHM All-Cap	SmallCap Value
	Value Fund	Fund

ASSETS
Investments at value (identified cost of $39,608,708
and $12,555,592 respectively) (Note 1)	$54,206,505	$13,822,783
Receivable for investments sold	136,669	67,141
Receivable for capital stock sold	59,948	7,009
Dividends receivable	101,608	13,975
Interest receivable	5	-
Due from advisor	-	1,969
Prepaid expenses	21,895	10,672

TOTAL ASSETS	54,526,630	13,923,549

LIABILITIES
Payable for securities purchased	475,242	14,608
Payable for capital stock redeemed	65,100	-
Accrued investment advisory fees	27,622	-
Accrued 12b-1 fees	7,698	43
Accrued administration, transfer agent and accounting fees	5,891	1,403
Accrued professional fees	27,000	-
Accrued custody fees	800	900
Other accrued expenses	-	736

TOTAL LIABILITIES	609,353	17,690

NET ASSETS	$53,917,277	$13,905,859

Net Assets Consist of:
Paid-in-capital applicable to 4,368,605 and 1,213,760 no par value shares of
beneficial interest outstanding, respectively, unlimited shares authorized	$37,037,289	$13,031,566
Accumulated net investment income (loss)	-	(3,993)
Accumulated net realized gain (loss) on investments	2,282,191	(388,905)
Net unrealized appreciation (depreciation) of investments	14,597,797	1,267,191

Net Assets	$53,917,277	$13,905,859

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
($23,786,694/ 1,915,256 shares outstanding and
$356,565 / 33,006 shares outstanding, respectively)	$12.42	$10.80

Class C(a)
($5,859,419/ 495,840 shares outstanding)	$11.82	N/A

Institutional Class
($24,271,164 / 1,957,509 shares outstanding and
$13,549,294 / 1,180,754 shares outstanding, respectively)	$12.40	$11.48

(a)May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF OPERATIONS
For the year ended February 28, 2015

		DGHM V2000
	DGHM All-Cap	SmallCap Value
	Value Fund	Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,621 and $569)	$1,060,544	$171,739
Interest	142	48

Total investment income	1,060,686	171,787

EXPENSES
Investment advisory fees (Note 2)	404,131	96,396
12b-1 fees (Note 2)
Investor Class	69,988	824
Class C	59,389	-
Recordkeeping and administrative services (Note 2)	62,174	10,977
Accounting fees (Note 2)	31,087	10,978
Custodian fees	9,192	12,212
Transfer agent fees (Note 2)
Investor Class	22,354	597
Class C	4,375	-
Institutional Class	13,235	9,460
Professional fees	56,539	14,134
Filing and registration fees	38,632	9,009
Trustee fees	2,543	2,543
Compliance fees	17,546	7,893
Shareholder servicing and reports
Investor Class	27,823	1,163
Class C	4,193	-
Institutional Class	22,330	12,103
Other	41,176	16,515

Total expenses	886,707	204,804
Advisory fee waivers and reimbursed expenses (Note 2)	-	(85,335)

Net Expenses	886,707	119,469

Net investment income (loss)	173,979	52,318

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,418,657	(378,212)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,896,765)	863,901

Net realized and unrealized gain (loss) on investments	5,521,892	485,689

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,695,871	$538,007

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund

	For the	For the	For the	For the
	Year ended	Year ended	Year ended	Year ended
	February 28, 2015	February 28, 2014	February 28, 2015	February 28, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$173,979	$158,287	$52,318	$14,535
Net realized gain (loss) on investments	8,418,657	9,325,696	(378,212)	28,710
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(2,896,765)	6,093,098	863,901	347,283

Increase (decrease) in net assets from
operations	5,695,871	15,577,081	538,007	390,528

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	(289,042)	-	-	(9,202)
Class C	(38,501)	-	-	-
Institutional Class	(386,105)	-	(56,226)	-
Net realized gain
Investor Class	(4,194,688)	(3,189,873)	(308)	(3,006)
Class C	(1,004,596)	(536,289)	-	-
Institutional Class	(4,410,396)	(2,719,185)	(10,174)	(29,889)

Decrease in net assets from distributions	(10,323,328)	(6,445,347)	(66,708)	(42,097)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	2,800,555	3,129,408	35,083	59,001
Class C	473,849	572,267	-	-
Institutional Class	4,592,018	6,953,862	8,185,996	7,350,108
Distributions reinvested
Investor Class	3,494,578	2,441,055	233	8,737
Class C	999,987	511,198	-	-
Institutional Class	3,994,745	2,109,938	47,711	29,889
Shares redeemed
Investor Class	(12,549,366)	(8,503,076)	(11,263)	(32,462)
Class C	(672,600)	(1,308,475)	-	-
Institutional Class	(11,173,243)	(10,239,876)	(2,406,383)	(609,386)

Increase (decrease) in net assets from capital
stock transactions	(8,039,477)	(4,333,699)	5,851,377	6,805,887

NET ASSETS
Increase (decrease) during year	(12,666,934)	4,798,035	6,322,676	7,154,318
Beginning of year	66,584,211	61,786,176	7,583,183	428,865

End of year (including accumulated
net investment income (loss) of $ - ,

$96,558 and $ (3,993) , $(32), respectively)	$53,917,277	$66,584,211	$13,905,859	$7,583,183

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Investor Class Shares

				Year ended	Year ended
	Year ended February 28,			February 29,	February 28,

	2015	2014	2013	2012	2011

Net asset value, beginning of year	$13.64	$11.79	$11.13	$11.60	$9.44

Investment activities
Net investment income (loss) (B)	0.03	0.02	0.09	0.08	-	(A)
Net realized and unrealized gain
(loss) on investments	1.20	3.21	0.84	(0.39)	2.16

Total from investment activities	1.23	3.23	0.93	(0.31)	2.16

Distributions
Net investment income	(0.16)	-	(0.16)	(0.06)	-	(A)
Net realized gain	(2.29)	(1.38)	(0.11)	(0.10)	-

Total distributions	(2.45)	(1.38)	(0.27)	(0.16)	-	(A)

Net asset value, end of year	$12.42	$13.64	$11.79	$11.13	$11.60

Total Return	9.64%	27.91%	8.59%	(2.56% )	22.89%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.50%	1.60%	1.45%	1.30%	1.47%
Net investment income (loss)	0.21%	0.17%	0.86%	0.74%	0.04%
Portfolio turnover rate	37.91%	40.36%	60.57%	49.53%	53.05%
Net assets, end of year (000’s)	$23,787	$31,893	$30,165	$75,004	$71,124

(A) Less than $0.01 per share.
(B) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Class C Shares

				Year ended		Year ended
	Year ended February 28,			February 29,		February 28,

	2015	2014	2013	2012		2011

Net asset value, beginning of year	$13.11	$11.47	$10.87	$11.36		$9.31

Investment activities
Net investment income (loss) (B)	(0.07)	(0.07)	0.01	-	(A)	(0.07)
Net realized and unrealized gain
(loss) on investments	1.16	3.09	0.83	(0.39)		2.12

Total from investment activities	1.09	3.02	0.84	(0.39)		2.05

Distributions
Net investment income	(0.09)	-	(0.13)	-		-
Net realized gain	(2.29)	(1.38)	(0.11)	(0.10)		-

Total distributions	(2.38)	(1.38)	(0.24)	(0.10)		-

Net asset value, end of year	$11.82	$13.11	$11.47	$10.87		$11.36

Total Return	8.91%	26.83%	7.88%	(3.37%/	)	22.02%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.21%	2.34%	2.20%	2.08%		2.23%
Net investment income (loss)	(0.50% )	(0.57% )	0.12%	(0.04%	)	(0.69% )
Portfolio turnover rate	37.91%	40.36%	60.57%	49.53%		53.05%
Net assets, end of year (000’s)	$5,859	$5,606	$5,111	$4,832		$4,713

(A) Less than $0.01 per share.
(B) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

				Year ended
	Year ended February 28,			February 29,	Period July 19, 2010*

	2015	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$13.62	$11.75	$11.13	$11.59	$ 9.33

Investment activities
Net investment income (loss) (A)	0.07	0.07	0.13	0.11	0.03
Net realized and unrealized gain
(loss) on investments	1.20	3.18	0.85	(0.38)	2.26

Total from investment activities	1.27	3.25	0.98	(0.27)	2.29

Distributions
Net investment income	(0.20)	-	(0.25)	(0.09)	(0.03)
Net realized gain	(2.29)	(1.38)	(0.11)	(0.10)	-

Total distributions	(2.49)	(1.38)	(0.36)	(0.19)	(0.03)

Net asset value, end of period	$12.40	$13.62	$11.75	$11.13	$ 11.59

Total Return	10.00%	28.18%	9.03%	(2.21% )	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.19%	1.27%	1.12%	1.01%	1.11%	**
Net investment income (loss)	0.51%	0.50%	1.20%	1.03%	0.46%	**
Portfolio turnover rate	37.91%	40.36%	60.57%	49.53%	53.05%	***
Net assets, end of period (000’s)	$24,271	$29,085	$26,509	$62,319	$ 17,486

*Commencement of operations
**Annualized
***Not annualized
(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Year ended February 28,				Year ended February 29,	Period June 30, 2010*

	2015		2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$10.38		$8.65	$7.75	$12.92	$10.00

Investment activities
Net investment income (loss) (A)	-	(B)	0.03	0.12	(0.05)	-	(B)
Net realized and unrealized gain
(loss) on investments	0.43		2.13	0.94	(0.74)	3.10

Total from investment activities	0.43		2.16	1.06	(0.79)	3.10

Distributions
Net investment income	-		(0.32)	(0.04)	(0.48)	-
Net realized gains	(0.01)		(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	(0.01)		(0.43)	(0.16)	(4.38)	(0.18)

Net asset value, end of period	$10.80		$10.38	$8.65	$7.75	$12.92

Total Return	4.14%		25.12%	13.77%	(3.43% )	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.28%		7.59%	21.40%	29.98%	15.71%	**
Expenses, net of legal and compliance fees
waivers before management fee waivers	2.28%		6.77%	16.87%	29.98%	15.71%	**
Expenses, net of all waivers	1.40%		1.53%	1.90%	1.90%	1.90%	**
Net investment income (loss)	0.03%		0.26%	1.45%	(0.40% )	0.07%	**
Portfolio turnover rate	54.06%		41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$357		$318	$238	$75	$260

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Year ended February 28,			Year ended February 29,	Period June 30, 2010*

	2015	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$11.02	$8.88	$8.01	$13.01	$10.00

Investment activities
Net investment income (loss) (A)	0.05	0.08	0.14	(0.02)	0.02
Net realized and unrealized gain
(loss) on investments	0.47	2.17	0.98	(0.75)	3.20

Total from investment activities	0.52	2.25	1.12	(0.77)	3.22

Distributions
Net investment income	(0.05)	-	(0.13)	(0.33)	(0.03)
Net realized gains	(0.01)	(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	(0.06)	(0.11)	(0.25)	(4.23)	(0.21)

Net asset value, end of period	$11.48	$11.02	$8.88	$8.01	$13.01

Total Return	4.75%	25.33%	14.08%	(3.34% )	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.68%	4.62%	19.45%	29.82%	15.46%	**
Expenses, net of legal and compliance fees
waivers before management fee waivers	1.68%	3.80%	14.92%	29.82%	15.46%	**
Expenses, net of all waivers	0.98%	1.01%	1.65%	1.65%	1.65%	**
Net investment income (loss)	0.45%	0.78%	1.70%	(0.15% )	0.32%	**
Portfolio turnover rate	54.06%	41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$13,549	$7,265	$191	$351	$998

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the Funds were reorganized from the DGHM Investment Trust into the World Funds Trust. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$53,108,626	$-	$-	$53,108,626
Short Term Investments	1,097,879	-	-	1,097,879

	$54,206,505	$-	$-	$54,206,505

SmallCap Fund
Common Stocks	$13,280,083	$-	$-	$13,280,083
Short Term Investments	542,700	-	-	542,700

	$13,822,783	$-	$-	$13,822,783

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the year. There were no transfers between levels during the year ended February 28, 2015. It is the Funds’ policy to recognize transfers between levels as of the end of the reporting period.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

The Funds recognize tax benefits on uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination from tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for each of the years 2012, 2013, 2014 and those expected to be taken in the Funds’ 2015 tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ Federal tax returns filed in the three-year period ended February 28, 2014 remain subject to examination by the Internal Revenue Service. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 28, 2015, such reclassifications for the All-Cap Fund increased accumulated net investment income (loss) and decreased accumulated realized gain (loss) on investments by $443,111 and such reclassifications decreased accumulated net investment income (loss) and accumulated net realized loss on investments by $53 for the SmallCap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of February 28, 2015, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the year ended February 28, 2015, the Advisor earned $404,131 in advisory fees from the All-Cap Fund. For the year ended February 28, 2015, the Advisor of the SmallCap Fund earned $96,396 and waived $80,497 in advisory fees and reimbursed expenses of $4,838.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

to 1.50% of average daily net assets of the All-Cap Fund through June 30, 2015 and to 0.98% of average daily net assets of the SmallCap Fund through June 30, 2015. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable. In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed subject to the expense cap in place at the time of reimbursement. As of February 28, 2015, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the year ended February 28, 2015, the Advisor waived $80,497 in advisory fees and reimbursed expenses of $4,838 for the SmallCap Fund. The total amount of recoverable reimbursements as of February 28, 2015 was $196,706 and expires as follows:

2016	$ 47,899
2017	63,472
2018	85,335

$196,706

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $69,988 and $59,389, in 12b-1 fees under the Plans with respect to Investor Class Shares and Class C Shares, respectively, for the year ended February 28, 2015. The SmallCap Fund incurred $824 in 12b-1 fees and $560 in shareholder servicing under the Plans with respect to Investor Class Shares for the year ended February 28, 2015 which is included in shareholder servicing and reports on the Statements of Operations.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor. For the year ended February 28, 2015, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended February 28, 2015, FDCC received $30 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS earned $62,174 and $10,977 for the year ended February 28, 2015 from the All-Cap Fund and SmallCap Fund, respectively.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI earned $39,964 and $10,057 for the year ended February 28, 2015 from the All-Cap Fund and the SmallCap Fund, respectively.

Commonwealth Fund Accounting (“CFA”) is the Funds’ accounting services agent. For such services, CFA earned $31,087 and $10,978 for the year ended February 28, 2015 from the All-Cap Fund and the SmallCap Fund, respectively.

Certain officers and/or an interested trustee of the Funds are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Funds for serving as an officer of the Trust.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2015, were $22,960,710 and $38,466,947, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2015, were $11,811,042 and $6,212,761, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended February 28, 2015 and the year ended February 28, 2014 were as follows:

	All-Cap Fund		SmallCap Fund

		Year		Year
	Year ended	ended	Year ended	ended
	February	February	February	February
	28, 2015	28, 2014	28, 2015	28, 2014

Distributions paid from:
Ordinary income	$1,489,387	$647,095	$56,279	$32,895
Capital gains	8,833,941	5,798,252	10,429	9,202

	$10,323,328	$6,445,347	$66,708	$42,097

As of February 28, 2015, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Undistributed long-term capital gains	$3,499,226	$-
Deferred losses	(865,361)	(278,650)
Capital loss carryforward	-	(71,394)
Net unrealized appreciation (depreciation) on investments	14,246,123	1,224,337

	$16,879,988	$874,293

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, late year loss and post October loss deferrals.

Cost of securities for Federal Income tax purpose is $39,960,382 for All-Cap Fund and $12,598,446 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$14,981,621	$1,525,093
Gross unrealized depreciation	(735,498)	(300,756)

Net unrealized appreciation	$14,246,123	$1,224,337

For tax purposes, the All-Cap Fund had a current year post October loss $865,361 and the SmallCap Fund had a current year post October loss of $274,657 and a late year loss deferral of $3,993. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2015.

As of February 28, 2015, the SmallCap Fund had a $71,394 short–term capital loss carryforward that has no expiration date.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Year ended February 28, 2015

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	203,620	$2,800,555	35,395	$473,849	334,690	$4,592,018
Shares reinvested	291,945	3,494,578	87,641	999,987	334,568	3,994,745
Shares redeemed	(919,047)	(12,549,366)	(54,802)	(672,600)	(847,453)	(11,173,243)

Net increase (decrease)	(423,482)	$(6,254,233)	68,234	$801,236	(178,195)	$(2,586,480)

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

	All-Cap Fund

	Year ended February 28, 2014

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	239,133	$3,129,408	45,315	$572,267	528,371	$6,953,862
Shares reinvested	186,198	2,441,055	40,475	511,198	161,310	2,109,938
Shares redeemed	(644,354)	(8,503,076)	(103,900)	(1,308,475)	(810,512)	(10,239,876)

Net increase (decrease)	(219,023)	$(2,932,613)	(18,110)	$(225,010)	(120,831)	$(1,176,076)

	SmallCap Fund

	Year ended February 28, 2015

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,399	$35,083	733,377	$8,185,996
Shares reinvested	22	233	4,314	47,711
Shares redeemed	(1,093)	(11,263)	(215,918)	(2,406,383)

Net increase (decrease)	2,328	$24,053	521,773	$5,827,324

	SmallCap Fund

	Year ended February 28, 2014

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	5,707	$59,001	691,023	$7,350,108
Shares reinvested	871	8,737	2,806	29,889
Shares redeemed	(3,407)	(32,462)	(56,346)	(609,386)

Net increase (decrease)	3,171	$35,276	637,483	$6,770,611

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these Trust arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (continued)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of World Funds Trust
and the Shareholders of DGHM All-Cap Value Fund
and DGHM V2000 SmallCap Value Fund

We have audited the accompanying statements of assets and liabilities of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund (the“Funds”), each a series of shares of beneficial interest in the World Funds Trust, including the schedules of investments, as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund and DGHM V2000 SmallCap Value Fund as of February 28, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
April 27, 2015

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent and President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Trust. Mr. Pasco is a certified public accountant.	13	The World Funds, Inc.; American Growth Fund, Inc.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Position s(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	13	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	13	None
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	13	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Vertical Capital Investors Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of

Name, Address and Age	Position s(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years that trust; and Starboard Investment Trust for the 23 series of that trust; (all registered investment companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number Of Funds In Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past Five Years
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Chief Compliance Officer	Indefinite, Since August 2013 with respect to DGHM funds and since 2014 for other WFT Funds.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust ( the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2014, and held for the six months ended February 28, 2015.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  DGHM ALL-CAP VALUE FUND
INVESTOR CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$1,032.10	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.35

CLASS C	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$1,028.00	$11.21
Hypothetical (5% return before expenses)	$1,000.00	$1,013.74	$11.13

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$1,033.20	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.11

* - Expenses are equal to the Fund’s annualized expense ratio of 1.47% for Investor Class, 2.23% for Class C and 1.22% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

  DGHM V2000 SMALLCAP VALUE FUND
INVESTOR CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$1,022.70	$7.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.00

INSTITUTIONAL CLASS	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 through February 28, 2015
Actual	$1,000.00	$1,026.00	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.91

* - Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor Class and 0.98% for Institutional Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26 th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or redemptions, call or write to
DGHM Funds’ Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.                 CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                 AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 for 2015 and $26,000 for 2014.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2015 and $4,000 for 2014.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2015 and $0 for 2014.

(e)(1)  Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the DGHM Funds.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2014.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                 AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                 SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                 CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                 EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: May 7, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: May 7, 2015

* Print the name and title of each signing officer under his or her signature.